Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (unaudited) - USD ($) $ in Thousands	Total	As Previously Reported	Retroactive application of reverse recapitalization	Common Stock	Common Stock As Previously Reported	Common Stock Retroactive application of reverse recapitalization	Additional Paid-In Capital	Additional Paid-In Capital As Previously Reported	Additional Paid-In Capital Retroactive application of reverse recapitalization	Accumulated Deficit	Accumulated Deficit As Previously Reported
Beginning balance (in shares) at Dec. 31, 2018	105,584,000	4,541,214,000	(4,435,630,000)
Beginning balance at Dec. 31, 2018	$ 1,512,915	$ 1,512,915
Ending balance (in shares) at Dec. 31, 2019	121,436,000
Ending balance at Dec. 31, 2019	$ 1,812,724
Beginning balance (in shares) at Dec. 31, 2018				1,375,000	59,128,000	(57,753,000)
Beginning balance at Dec. 31, 2018	(1,321,981)	(1,321,981)		$ 0	$ 6	$ (6)	$ 30,537	$ 30,531	$ 6	$ (1,352,518)	$ (1,352,518)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of common stock warrants (in shares)				155,000
Issuance of common stock upon exercise of common stock warrants	66						66
Issuance of common stock upon exercise of stock options (in shares)				121,000
Issuance of common stock upon exercise of stock options	677						677
Stock-based compensation	29,076						29,076
Net loss	(312,109)	$ (289,904)								(312,109)
Ending balance (in shares) at Dec. 31, 2019				1,651,000
Ending balance at Dec. 31, 2019	$ (1,604,271)			$ 0			60,356			(1,664,627)
Ending balance (in shares) at Dec. 31, 2020	121,431,310	5,222,852,000	(5,101,421,000)
Ending balance at Dec. 31, 2020	$ 1,812,678	$ 1,812,678
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				58,000
Issuance of common stock upon exercise of stock options	455						455
Stock-based compensation	28,932						28,932
Net loss	(249,726)	(256,982)								(249,726)
Ending balance (in shares) at Dec. 31, 2020				1,709,000	73,483,000	(71,774,000)
Ending balance at Dec. 31, 2020	$ (1,824,564)	$ (1,824,564)	$ 0	$ 0	$ 7	$ (7)	89,789	89,782	7	(1,914,353)	(1,914,353)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	(121,431,000)
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization	$ (1,812,678)
Ending balance (in shares) at Mar. 31, 2021	0
Ending balance at Mar. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of common stock warrants (in shares)				121,431,000
Issuance of common stock upon exercise of common stock warrants	1,812,678			$ 12			1,812,666
Reverse recapitalization transaction, net of fees (in shares)				93,865,000
Reverse recapitalization transaction, net of fees	745,751			$ 10			745,741
Conversion of redeemable convertible preferred stock warrants to common stock warrants in connection with reverse recapitalization	7,267						7,267
Issuance of common stock upon exercise of stock options (in shares)				72,000
Issuance of common stock upon exercise of stock options	382						382
Stock-based compensation	10,463						10,463
Net loss	(74,035)									(74,035)
Ending balance (in shares) at Mar. 31, 2021				217,077,000
Ending balance at Mar. 31, 2021	$ 677,942			$ 22			2,666,308			(1,988,388)
Beginning balance (in shares) at Dec. 31, 2020	121,431,310	5,222,852,000	(5,101,421,000)
Beginning balance at Dec. 31, 2020	$ 1,812,678	$ 1,812,678
Ending balance (in shares) at Sep. 30, 2021	0
Ending balance at Sep. 30, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2020				1,709,000	73,483,000	(71,774,000)
Beginning balance at Dec. 31, 2020	(1,824,564)	$ (1,824,564)	$ 0	$ 0	$ 7	$ (7)	89,789	89,782	7	(1,914,353)	(1,914,353)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(263,907)
Ending balance (in shares) at Sep. 30, 2021				217,156,000
Ending balance at Sep. 30, 2021	$ 532,845			$ 22			2,711,083			(2,178,260)
Beginning balance (in shares) at Dec. 31, 2020	121,431,310	5,222,852,000	(5,101,421,000)
Beginning balance at Dec. 31, 2020	$ 1,812,678	$ 1,812,678
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization (in shares)	121,431,000
Conversion of redeemable convertible preferred stock to common stock in connection with reverse recapitalization	$ 1,812,678
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2020				1,709,000	73,483,000	(71,774,000)
Beginning balance at Dec. 31, 2020	(1,824,564)	$ (1,824,564)	$ 0	$ 0	$ 7	$ (7)	89,789	$ 89,782	$ 7	(1,914,353)	$ (1,914,353)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of common stock warrants (in shares)				121,431,000
Issuance of common stock upon exercise of common stock warrants	1,812,678			$ 12			1,812,666
Reverse recapitalization transaction, net of fees (in shares)				93,865,000
Reverse recapitalization transaction, net of fees	745,751			$ 10			745,741
Conversion of redeemable convertible preferred stock warrants to common stock warrants in connection with reverse recapitalization	$ 7,267						7,267
Issuance of common stock upon exercise of stock options (in shares)	190,000			76,000
Issuance of common stock upon exercise of stock options	$ 413						413
Vesting of restricted stock units (in shares)				115,000
Stock-based compensation	73,620						73,620
Net loss	(342,978)									(342,978)
Ending balance (in shares) at Dec. 31, 2021				219,196,000
Ending balance at Dec. 31, 2021	$ 479,338			$ 22			2,736,647			(2,257,331)
Beginning balance (in shares) at Mar. 31, 2021	0
Beginning balance at Mar. 31, 2021	$ 0
Ending balance (in shares) at Jun. 30, 2021	0
Ending balance at Jun. 30, 2021	$ 0
Beginning balance (in shares) at Mar. 31, 2021				217,077,000
Beginning balance at Mar. 31, 2021	677,942			$ 22			2,666,308			(1,988,388)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				4,000
Issuance of common stock upon exercise of stock options	31						31
Vesting of restricted stock units (in shares)				35,000
Stock-based compensation	22,274						22,274
Net loss	(95,720)									(95,720)
Ending balance (in shares) at Jun. 30, 2021				217,116,000
Ending balance at Jun. 30, 2021	$ 604,527			$ 22			2,688,613			(2,084,108)
Ending balance (in shares) at Sep. 30, 2021	0
Ending balance at Sep. 30, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)				40,000
Stock-based compensation	22,470						22,470
Net loss	(94,152)									(94,152)
Ending balance (in shares) at Sep. 30, 2021				217,156,000
Ending balance at Sep. 30, 2021	$ 532,845			$ 22			2,711,083			(2,178,260)
Beginning balance (in shares) at Dec. 31, 2021	0
Beginning balance at Dec. 31, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2021				219,196,000
Beginning balance at Dec. 31, 2021	479,338			$ 22			2,736,647			(2,257,331)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)				26,000
Stock-based compensation	17,468						17,468
Net loss	(82,372)									(82,372)
Ending balance (in shares) at Mar. 31, 2022				219,222,000
Ending balance at Mar. 31, 2022	$ 414,434			$ 22			2,754,115			(2,339,703)
Beginning balance (in shares) at Dec. 31, 2021	0
Beginning balance at Dec. 31, 2021	$ 0
Beginning balance (in shares) at Dec. 31, 2021				219,196,000
Beginning balance at Dec. 31, 2021	$ 479,338			$ 22			2,736,647			(2,257,331)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	0
Shares withheld related to net share settlement of equity awards	$ (3,100)
Net loss	(247,323)
Ending balance (in shares) at Sep. 30, 2022				221,391,000
Ending balance at Sep. 30, 2022	287,774			$ 22			2,792,406			(2,504,654)
Beginning balance (in shares) at Mar. 31, 2022				219,222,000
Beginning balance at Mar. 31, 2022	414,434			$ 22			2,754,115			(2,339,703)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)				6,000
Stock-based compensation	18,141						18,141
Net loss	(82,886)									(82,886)
Ending balance (in shares) at Jun. 30, 2022				219,228,000
Ending balance at Jun. 30, 2022	349,689			$ 22			2,772,256			(2,422,589)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted stock units (in shares)				4,050,000
Stock-based compensation	$ 23,226						23,226
Shares withheld related to net share settlement of equity awards (in shares)	(1,887,172)			(1,887,000)
Shares withheld related to net share settlement of equity awards	$ (3,076)						(3,076)
Net loss	(82,065)									(82,065)
Ending balance (in shares) at Sep. 30, 2022				221,391,000
Ending balance at Sep. 30, 2022	$ 287,774			$ 22			$ 2,792,406			$ (2,504,654)